Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of Segment

	For the years ended December 31,
	2023 SGD	2024 SGD	2024 USD
Revenue
Supply materials	4,701	1,350	1,012
Revenue from contracts	21,805,616	13,846,198	10,384,649
Total revenue	21,810,317	13,847,548	10,385,661

Cost of revenue
Subcontracting costs	8,612,283	4,817,236	3,612,927
Material costs	6,282,505	3,686,385	2,764,789
Labor costs	3,048,639	2,521,648	1,819,236
Equipment rental costs	477,253	171,915	128,936
Overhead costs	744,797	1,400,288	1,050,216
Total cost of revenue	19,165,477	12,597,472	9,448,104
Gross profit	2,644,840	1,250,076	937,557

Operating expenses
Provision for credit losses	399,278	154,077	115,558
Employees’ salaries and benefit	895,520	1,066,971	800,228
Depreciation	161,712	170,343	127,757
Legal and Professional fees	905,287	465,242	348,932
Administrative expenses	330,793	360,768	270,576
Total operating expenses	2,689,590	2,063,324	1,663,051

Income (loss) from operations	(44,750)	(967,325)	(725,494)

Other income (expense)
Interest expenses, net	(77,104)	(65,921)	(49,440)
Finance expense, net	(8,096)	(4,273)	(3,205)
Other income	99,543	140,656	105,492
Foreign exchange gain (loss), net	(2,906)	46,859	35,144
Total other income, net	11,437	117,321	87,991

Income (loss) before provision for income taxes	(33,313)	(850,004)	(637,503)
Income tax (expense) benefit	37,998	35,638	26,728
Net income (loss)	4,685	(814,366)	(610,775)